Intangible assets, net - Estimated aggregate amortization expense (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Intangible assets, net
2023	$ 1,046
2024	983
2025	892
2026	871
2027 and thereafter	$ 2,754